Collateralized transactions - Assets Owned, Pledged as Collateral (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		¥ 2,931,505	¥ 2,594,503
Deposits with stock exchanges and other segregated cash			4,630
Non-trading debt securities		¥ 47,959	42,087
Investments in and advances to affiliated companies		32,034	28,642
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		95,331	174,753
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		1,122,308	991,430
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		139,062	150,183
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		32,894	35,671
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		1,391,414	1,141,726
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)	[1]	104,877	82,237
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets (without right to sell or repledge)		¥ 45,619	¥ 18,503

[1]	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.